Notes to the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2022
Notes to the consolidated financial statements
Schedule of revenue from contract with customers recognized

	December 31
	2020	2021	2022
	EUR k	EUR k	EUR k
Belgium
GSK	8,809	74,298	62,263
Germany
Boehringer Ingelheim	1,885	26,003	—
Netherlands
Genmab	2,628	1,770	1,787
Switzerland
CRISPR	695	919	3,370
United States
Eli Lilly	34,854	—	—
Total	48,871	102,990	67,420

Summary of upfront payments and related revenues recognized

		Upfront payments included
	Upfront payments	in contract liabilities at		Revenue recognized from upfront payments
Customer		December 31, 2021	December 31, 2022	2020	2021	2022

	(in k)	EUR k	EUR k	EUR k
GSK	EUR 195,000	135,494	102,804	7,778	51,728	42,690
Boehringer Ingelheim	EUR 30,000	—	—	1,867	14,003	—
Genmab	USD 10,000 (EUR 8,937) *	5,362	3,575	1,787	1,787	1,787
CRISPR	USD 3,000 (EUR 2,524)*	1,239	929	310	310	310
Eli Lilly	USD 50,000 (EUR 42,200)*	—	—	34,855	—	—
Total		142,095	107,308	46,597	67,828	44,787

Schedule of contract balances

	December 31,	December 31,
	2021	2022
	EUR k	EUR k
Trade receivables	18,504	6,295
Contract assets	—	2,707
Contract liabilities	142,095	107,308

Schedule of contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end

	Year ended December 31,
	2021	2022
	EUR k	EUR k
Within one year	55,750	34,759
More than one year	86,345	72,549
Total	142,095	107,308

Schedule of cost of sales, selling and distribution expenses, research and development expenses and general and administrative expenses

The cost of sales consists of the following:

	2020	2021	2022
	EUR k	EUR k	EUR k
Personnel	(2,896)	(22,159)	(27,185)
Materials	(1,598)	(46,250)	(88,891)
Third-party services	(2,652)	(139,975)	(32,331)
Maintenance and lease	(1,016)	(2,874)	(2,425)
Amortization and depreciation	(5,913)	(3,992)	(6,295)
Impairment of equipment	—	(22,810)	(24,948)
Other	(98)	(135)	(1,918)
Total	(14,173)	(238,195)	(183,993)

Selling and distribution expenses consist of the following:

	2020	2021	2022
	EUR k	EUR k	EUR k
Personnel	(631)	(1,369)	(2,029)
Maintenance and lease	(1)	(1)	(35)
Amortization and depreciation	(98)	(86)	(336)
Other	(3)	(287)	(417)
Total	(733)	(1,743)	(2,817)

R&D expenses consist of the following:

	2020	2021	2022
	EUR k	EUR k	EUR k
Materials	(29,834)	(232,292)	(32,982)
Personnel	(21,313)	(33,733)	(33,944)
Amortization and depreciation	(2,578)	(4,259)	(8,650)
Patents and fees to register a legal right	(3,073)	(3,199)	(3,813)
Third-party services	(55,571)	(539,786)	20,499
Maintenance and lease	(717)	(347)	(1,069)
Other	(723)	(2,291)	(2,591)
Total	(113,808)	(815,907)	(62,550)

General and administrative expenses include the following:

	2020	2021	2022
	EUR k	EUR k	EUR k
Personnel	(29,884)	(37,393)	(36,765)
Maintenance and lease	(2,505)	(4,306)	(5,853)
Third-party services	(6,914)	(28,875)	(27,669)
Legal and other professional services	(3,531)	(9,230)	(10,394)
Amortization and depreciation	(6,020)	(8,895)	(11,360)
Other	(4,700)	(11,703)	(12,137)
Total	(53,554)	(100,402)	(104,178)

Schedule of other operating income

	2020	2021	2022
	EUR k	EUR k	EUR k
Compensation for CMO/Materials transfer	—	—	35,393
Reimbursement claim	—	—	610
Sale of equipment	—	—	785
Grants and other reimbursements from government agencies and similar bodies	23,736	66,394	440
Other	414	1,308	704
Total	24,150	67,702	37,932